OTHER BALANCE SHEET SUPPLEMENTALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other accounts receivable and prepaid expenses:
Deferred tax asset	$ 1,589	[1]	$ 2,122
Government authorities	1,154	[1]	1,424
Prepaid expenses	498	[1]	831
Income receivables and grants		[1]	33
Derivatives		[1]	27
Amounts due from related parties	5		54
Other	68	[1]	96
Total other accounts receivable and prepaid expenses	3,314	[1]	4,587
Other account payable and accrued expenses:
Employees and payroll accruals	3,077	[1]	3,358
Accrued expenses	732	[1],[2]	1,757	[2]
Government authorities	483	[1]	673
Advances from customers	840	[1]	731
Warranty provision	229	[1]	276
Accrued royalties	336	[1]	268
Deferred tax liability	40	[1]	126
Amounts due to related parties			112
Other accrued expenses	78	[1]	106
Total other account payable and accrued expenses	5,815	[1]	7,407
MRO Services for Aviation Components [Member]
Other account payable and accrued expenses:
Accrued royalties			$ 750

[1]	Excluding held for sale assets at December 31, 2013
[2]	Includes $750 royalties payable to a supplier in the MRO business, at December 31, 2013, following a reconciliation of an audit.